Equity Method Investment (Tables)	6 Months Ended
Sep. 30, 2024
Equity Method Investment [Abstract]
Schedule of Impairment of the Company’s Equity Interest of Philectronics	As of September 30, 2024, full provision was made for the impairment of the Company’s equity interest of Philectronics.
	Six months ended September 30,
	2023	2024
	RMB	RMB

Cost	1,425	1,425
Less: accumulated impairment	(1,425)	(1,425)
Equity method investment, net	-	-